Convertible Preferred Stock (Details) - USD ($)		12 Months Ended
	Nov. 12, 2020	Dec. 31, 2022	Sep. 30, 2023	Nov. 25, 2022	Nov. 26, 2019
Convertible Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized					10,000
Preferred stock, par value (in Dollars per share)					$ 0.001
Debt conversion, description		At any time prior to November 25, 2022 (“Automatic Conversion Date”) the Company may redeem for cash out of funds legally available therefor, any or all of the outstanding Series CC Convertible Preferred Stock at a price equal to $1,000 per share. If not converted prior, on the Automatic Conversion Date, any and all remaining issued and outstanding shares of Series CC Convertible Preferred Stock shall automatically convert at the Conversion Price, which is a price per share determined by dividing the number of issued and outstanding shares of common stock of the Company on the date of conversion by 1,000 and multiply the results by 0.8.
Issuance of shares			236,822
Series CC Convertible Preferred Stock [Member]
Convertible Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized					1,000
Preferred stock, par value (in Dollars per share)					$ 0.001
Stock price per shares (in Dollars per share)				$ 1,000
Issued and outstanding shares		1,000		1,000
Conversion price (in Dollars per share)		$ 0.8		$ 0.8
Issuance of shares		1,000
Series CC Convertible Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock (Details) [Line Items]
Authorized shares increase decreased	1,000
Series CC Convertible Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Stock (Details) [Line Items]
Authorized shares increase decreased	8,000,000
Lans Holdings Inc.[Member] | Series CC Convertible Preferred Stock [Member]
Convertible Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized		1,000
Issued and outstanding shares		1,000
Conversion price (in Dollars per share)		$ 0.8
Preferred stock value (in Dollars)		$ 83,731